BUSINESS ACQUISITIONS - Acquisition of Kulturnaya Sluzhba, MDTZK, ProgTech and IT-Grad (Details) - Contingent consideration - RUB (₽) ₽ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
KS
Fair values of the identifiable assets and liabilities acquired
Fair value of contingent consideration		₽ 907	₽ 907	₽ 907
IT-Grad
Fair values of the identifiable assets and liabilities acquired
Fair value of contingent consideration	₽ 61